UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Hancock
Title:     Chief Operating & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert Hancock     Arlington, VA     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $19,311,052 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101      254     7275 SH       SOLE                     1650        0     5625
ALLERGAN INC                   COM              018490102   681486  6280979 SH       SOLE                  4533768        0  1747211
AMERICAN PHARMACEUTICALS PTN   COM              02886P109   220111  7725907 SH       SOLE                  5516153        0  2209754
AMGEN INC                      COM              031162100   608257  8360926 SH       SOLE                  5983404        0  2377522
APOLLO GROUP INC               CL A             037604105   791593 15075099 SH       SOLE                 10770877        0  4304222
APPLE COMPUTER INC             COM              037833100      507     8090 SH       SOLE                     6170        0     1920
BED BATH & BEYOND INC          COM              075896100   381507  9935077 SH       SOLE                  7140801        0  2794276
BP PLC                         SPONSORED ADR    055622104      379     5500 SH       SOLE                        0        0     5500
CAPITAL ONE FINL CORP          COM              14040H105   474161  5888739 SH       SOLE                  4195427        0  1693312
CELGENE CORP                   COM              151020104      212     4800 SH       SOLE                        0        0     4800
CHICAGO MERCANTILE HLDGS INC   CL A             167760107   870313  1944833 SH       SOLE                  1392832        0   552001
CISCO SYS INC                  COM              17275R102     6625   305725 SH       SOLE                   146425        0   159300
COACH INC                      COM              189754104      206     5963 SH       SOLE                      390        0     5573
DELL INC                       COM              24702R101   419346 14090944 SH       SOLE                 10015830        0  4075114
EBAY INC                       COM              278642103  1402162 35952864 SH       SOLE                 25630967        0 10321897
EXPEDITORS INTL WASH INC       COM              302130109      238     2750 SH       SOLE                     2675        0       75
EXXON MOBIL CORP               COM              30231G102      204     3348 SH       SOLE                     3348        0        0
GENENTECH INC                  COM NEW          368710406  1279641 15141894 SH       SOLE                 10790402        0  4351492
GENERAL ELECTRIC CO            COM              369604103     1025    29485 SH       SOLE                      600        0    28885
GENZYME CORP                   COM              372917104   920629 13695756 SH       SOLE                  9797189        0  3898567
GOOGLE INC                     CL A             38259P508  1712252  4390391 SH       SOLE                  3116346        0  1274045
INTEL CORP                     COM              458140100     2089   107373 SH       SOLE                    30873        0    76500
INTERNATIONAL GAME TECHNOLOG   COM              459902102      256     7260 SH       SOLE                     6610        0      650
INTUITIVE SURGICAL INC         COM NEW          46120E602   304206  2578015 SH       SOLE                  1832326        0   745689
IRON MTN INC                   COM              462846106   238289  5849008 SH       SOLE                  4178759        0  1670249
ISHARES TR                     RUSSELL1000GRW   464287614     1721    32630 SH       SOLE                    21480        0    11150
JOHNSON & JOHNSON              COM              478160104      426     7200 SH       SOLE                      400        0     6800
LOWES COS INC                  COM              548661107   914095 14185208 SH       SOLE                 10038787        0  4146421
MEDTRONIC INC                  COM              585055106   642569 12661467 SH       SOLE                  9030385        0  3631082
MICROSOFT CORP                 COM              594918104     4202   154431 SH       SOLE                    81871        0    72560
MOODYS CORP                    COM              615369105   796575 11147139 SH       SOLE                  7948106        0  3199033
PATTERSON COMPANIES INC        COM              703395103   240283  6826217 SH       SOLE                  4860068        0  1966149
PRICE T ROWE GROUP INC         COM              74144T108      571     7300 SH       SOLE                      900        0     6400
PROCTER & GAMBLE CO            COM              742718109      286     4963 SH       SOLE                      573        0     4390
QUALCOMM INC                   COM              747525103  1002726 19812805 SH       SOLE                 14048367        0  5764438
RED HAT INC                    COM              756577102   488743 17467573 SH       SOLE                 12523120        0  4944453
ROCKWELL AUTOMATION INC        COM              773903109      431     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      338     6000 SH       SOLE                     6000        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203      225     6200 SH       SOLE                     1200        0     5000
SPDR TR                        UNIT SER 1       78462F103      878     6760 SH       SOLE                     1350        0     5410
STARBUCKS CORP                 COM              855244109  1616582 42959928 SH       SOLE                 30699594        0 12260334
STRYKER CORP                   COM              863667101   347670  7840993 SH       SOLE                  5700121        0  2140872
TARGET CORP                    COM              87612E106     1705    32776 SH       SOLE                    18220        0    14556
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   891982 21660571 SH       SOLE                 15632950        0  6027621
VARIAN MED SYS INC             COM              92220P105   414994  7389499 SH       SOLE                  5257898        0  2131601
WALGREEN CO                    COM              931422109   619540 14364477 SH       SOLE                 10238883        0  4125594
YAHOO INC                      COM              984332106   678793 21041330 SH       SOLE                 15032402        0  6008928
ZIMMER HLDGS INC               COM              98956P102   329769  4878241 SH       SOLE                  3473220        0  1405021